Business Acquisition (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Business Acquisition
Summary of revenue and earnings of business acquired included in the Company's consolidated statements of operations

Year Ended
($ in thousands)	June 30, 2023
Revenue	$16,112
Net Income	$1,881

Summary of acquisition date fair value of consideration transferred

Allocation of purchase price consideration ($ in thousands)

Cash Acquired	$1
Trade Receivables	2,212
Inventory	7,853
Intangibles	3,000
Other Assets	19
Accounts Payable	(22,298)
Total identifiable net assets (liabilities)	(9,213)
Goodwill	9,213
Total Consideration	$—

Allocation of purchase price consideration ($ in thousands)

Cash Acquired	$1
Trade Receivables	2,212
Inventory	7,853
Customer Relationship Intangibles	3,000
Other Assets	19
Accounts Payable	(22,298)
Total identifiable net assets (liabilities)	(9,213)
Goodwill	9,213
Total Consideration	$—